SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 46.50	$ 46.50
Number of Options Outstanding	22,620	22,620
Weighted Average Remaining Life In Years ,Options Exerciseable	4 years 6 months	4 years 9 months 18 days
Number of Options Exercisable	22,070	15,670
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 46.50	$ 46.50
Number of Options Outstanding	22,620	22,620
Weighted Average Remaining Life In Years ,Options Exerciseable	4 years 6 months	4 years 9 months 18 days
Number of Options Exercisable	22,070	15,670